AST SMALL-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks
Aerospace & Defense — 0.5%
Kratos Defense & Security Solutions, Inc.*	224,993	$5,019,594
Air Freight & Logistics — 0.7%
Echo Global Logistics, Inc.*	49,980	2,384,546
Forward Air Corp.	51,376	4,265,235
		6,649,781
Airlines — 0.2%
Sun Country Airlines Holdings, Inc.*(a)	73,234	2,456,268
Auto Components — 0.4%
Visteon Corp.*	42,084	3,972,309
Automobiles — 0.4%
Winnebago Industries, Inc.	49,232	3,566,858
Banks — 5.4%
Eastern Bankshares, Inc.(a)	404,787	8,217,176
First Bancorp	144,045	6,195,376
Live Oak Bancshares, Inc.(a)	85,737	5,455,445
OceanFirst Financial Corp.	175,226	3,751,589
Pacific Premier Bancorp, Inc.(a)	197,903	8,201,100
Silvergate Capital Corp. (Class A Stock)*	26,209	3,027,140
SouthState Corp.	23,075	1,723,010
Triumph Bancorp, Inc.*	32,541	3,258,330
Veritex Holdings, Inc.	161,984	6,375,690
Webster Financial Corp.	124,283	6,768,452
		52,973,308
Beverages — 0.4%
Zevia PBC (Class A Stock)*(a)	349,179	4,019,050
Biotechnology — 11.2%
Alkermes PLC*	230,289	7,102,113
Allogene Therapeutics, Inc.*(a)	100,856	2,591,999
ALX Oncology Holdings, Inc.*(a)	46,399	3,427,030
Applied Therapeutics, Inc.*(a)	121,056	2,009,530
Arena Pharmaceuticals, Inc.*	102,959	6,131,208
Argenx SE (Netherlands), ADR*	7,343	2,217,586
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	43,764	6,079,257
Blueprint Medicines Corp.*	46,143	4,743,962
CareDx, Inc.*	81,056	5,136,519
CRISPR Therapeutics AG (Switzerland)*	15,988	1,789,537
Curis, Inc.*(a)	386,961	3,029,905
Dicerna Pharmaceuticals, Inc.*	83,783	1,689,065
Fate Therapeutics, Inc.*	69,142	4,098,046
Gossamer Bio, Inc.*(a)	293,618	3,690,778
Graphite Bio, Inc.*(a)	62,860	1,030,275
Hookipa Pharma, Inc.*	111,283	655,457
IGM Biosciences, Inc.*(a)	45,566	2,996,420
Imago Biosciences, Inc.*(a)	114,127	2,285,964
Instil Bio, Inc.*(a)	77,989	1,394,053
Intellia Therapeutics, Inc.*	19,384	2,600,364
KalVista Pharmaceuticals, Inc.*	60,508	1,055,865
Karuna Therapeutics, Inc.*(a)	35,134	4,297,942
Kronos Bio, Inc.*(a)	46,725	979,356
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Kura Oncology, Inc.*	112,108	$2,099,783
Magenta Therapeutics, Inc.*	172,096	1,252,859
MannKind Corp.*(a)	849,042	3,693,333
MeiraGTx Holdings PLC*	103,346	1,362,100
Nurix Therapeutics, Inc.*(a)	91,965	2,755,271
ORIC Pharmaceuticals, Inc.*(a)	145,457	3,041,506
PMV Pharmaceuticals, Inc.*(a)	59,916	1,785,497
Relay Therapeutics, Inc.*(a)	55,120	1,737,934
Repare Therapeutics, Inc. (Canada)*(a)	53,805	1,411,843
Replimune Group, Inc.*	186,202	5,519,027
Turning Point Therapeutics, Inc.*	24,068	1,598,837
Ultragenyx Pharmaceutical, Inc.*	46,808	4,221,614
United Therapeutics Corp.*	34,967	6,454,209
Xencor, Inc.*	70,783	2,311,773
		110,277,817
Building Products — 1.9%
AZEK Co., Inc. (The)*	91,010	3,324,595
Masonite International Corp.*	39,668	4,209,965
Simpson Manufacturing Co., Inc.	48,313	5,168,042
Trex Co., Inc.*(a)	56,912	5,801,040
		18,503,642
Capital Markets — 1.8%
Houlihan Lokey, Inc.(a)	58,498	5,387,666
Moelis & Co. (Class A Stock)	163,543	10,118,405
Trinity Capital, Inc.	107,600	1,731,284
		17,237,355
Chemicals — 0.7%
Avient Corp.	149,047	6,908,329
Commercial Services & Supplies — 2.1%
ACV Auctions, Inc. (Class A Stock)*	61,142	1,093,830
IAA, Inc.*	90,471	4,937,003
Montrose Environmental Group, Inc.*	98,850	6,102,999
Tetra Tech, Inc.	54,301	8,109,311
		20,243,143
Communications Equipment — 0.6%
Viavi Solutions, Inc.*	343,698	5,409,807
Construction & Engineering — 2.2%
Ameresco, Inc. (Class A Stock)*	152,638	8,918,638
MasTec, Inc.*(a)	85,294	7,359,166
NV5 Global, Inc.*(a)	56,910	5,609,619
		21,887,423
Diversified Consumer Services — 1.2%
Chegg, Inc.*	178,852	12,165,513
Diversified Telecommunication Services — 0.6%
Bandwidth, Inc. (Class A Stock)*	30,412	2,745,596
Cogent Communications Holdings, Inc.	50,536	3,579,970
		6,325,566
Electrical Equipment — 1.3%
Babcock & Wilcox Enterprises, Inc.*	31,890	204,415
A1

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Generac Holdings, Inc.*	5,062	$2,068,688
Regal Beloit Corp.(a)	51,628	7,761,753
Shoals Technologies Group, Inc. (Class A Stock)*(a)	86,891	2,422,521
		12,457,377
Electronic Equipment, Instruments & Components — 0.4%
908 Devices, Inc.*(a)	25,871	841,325
FARO Technologies, Inc.*	46,706	3,073,722
		3,915,047
Energy Equipment & Services — 0.7%
Aspen Aerogels, Inc.*(a)	123,660	5,689,596
Cactus, Inc. (Class A Stock)	37,801	1,425,854
		7,115,450
Equity Real Estate Investment Trusts (REITs) — 1.1%
Ryman Hospitality Properties, Inc.*	125,895	10,537,412
Food & Staples Retailing — 0.8%
Performance Food Group Co.*	179,195	8,325,400
Food Products — 1.8%
Freshpet, Inc.*	72,191	10,300,934
Simply Good Foods Co. (The)*(a)	216,250	7,458,462
		17,759,396
Health Care Equipment & Supplies — 4.6%
AtriCure, Inc.*	160,980	11,196,159
Bioventus, Inc. (Class A Stock)*(a)	131,183	1,857,551
CVRx, Inc.*	78,340	1,295,744
Integer Holdings Corp.*	46,650	4,167,711
Merit Medical Systems, Inc.*	90,104	6,469,467
SeaSpine Holdings Corp.*	137,073	2,156,158
Sight Sciences, Inc.*(a)	28,198	640,095
Silk Road Medical, Inc.*(a)	86,233	4,745,402
STAAR Surgical Co.*	77,620	9,976,498
TransMedics Group, Inc.*(a)	50,766	1,679,847
Treace Medical Concepts, Inc.*(a)	53,483	1,438,693
		45,623,325
Health Care Providers & Services — 1.6%
AdaptHealth Corp.*	112,550	2,621,290
Castle Biosciences, Inc.*(a)	55,687	3,703,185
LHC Group, Inc.*	26,792	4,203,933
Surgery Partners, Inc.*(a)	128,371	5,435,228
		15,963,636
Health Care Technology — 0.6%
Inspire Medical Systems, Inc.*	24,941	5,808,260
Hotels, Restaurants & Leisure — 8.3%
BJ’s Restaurants, Inc.*	74,032	3,091,576
Bloomin’ Brands, Inc.*(a)	266,485	6,662,125
Churchill Downs, Inc.	71,717	17,217,817
Chuy’s Holdings, Inc.*(a)	89,362	2,817,584
Dave & Buster’s Entertainment, Inc.*	167,174	6,407,779
Everi Holdings, Inc.*	354,827	8,579,717
Jack in the Box, Inc.(a)	74,699	7,270,454
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Lindblad Expeditions Holdings, Inc.*(a)	165,789	$2,418,862
Noodles & Co.*(a)	221,134	2,609,381
Planet Fitness, Inc. (Class A Stock)*	143,394	11,263,599
SeaWorld Entertainment, Inc.*	120,457	6,663,681
Six Flags Entertainment Corp.*	158,570	6,739,225
		81,741,800
Household Durables — 0.7%
TopBuild Corp.*	32,603	6,677,420
Insurance — 1.5%
BRP Group, Inc. (Class A Stock)*	233,833	7,784,300
Palomar Holdings, Inc.*(a)	81,255	6,567,842
		14,352,142
Interactive Media & Services — 0.2%
MediaAlpha, Inc. (Class A Stock)*	129,490	2,418,873
IT Services — 3.8%
DigitalOcean Holdings, Inc.*(a)	102,197	7,933,553
LiveRamp Holdings, Inc.*	103,592	4,892,650
Paya Holdings, Inc. (Class A Stock)*(a)	199,965	2,173,620
Perficient, Inc.*(a)	85,807	9,927,870
Remitly Global, Inc.*(a)	68,100	2,499,270
Shift4 Payments, Inc. (Class A Stock)*(a)	85,658	6,640,208
Wix.com Ltd. (Israel)*	14,350	2,812,169
		36,879,340
Leisure Products — 0.9%
Hayward Holdings, Inc.*(a)	112,366	2,499,020
Latham Group, Inc.*(a)	112,559	1,845,967
YETI Holdings, Inc.*	57,084	4,891,528
		9,236,515
Life Sciences Tools & Services — 4.4%
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	176,609	8,667,970
Medpace Holdings, Inc.*	39,157	7,411,637
NanoString Technologies, Inc.*	70,405	3,380,144
NeoGenomics, Inc.*(a)	295,455	14,252,749
Olink Holding AB (Sweden), ADR*(a)	52,900	1,282,825
Repligen Corp.*	28,616	8,269,738
		43,265,063
Machinery — 5.4%
Altra Industrial Motion Corp.	178,907	9,902,502
Astec Industries, Inc.(a)	79,911	4,300,011
Chart Industries, Inc.*(a)	131,771	25,182,756
Evoqua Water Technologies Corp.*	160,489	6,027,967
Terex Corp.	185,770	7,820,917
		53,234,153
Media — 0.6%
Magnite, Inc.*(a)	206,799	5,790,372
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	52,494	2,807,379

A2

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Products — 0.9%
BellRing Brands, Inc. (Class A Stock)*(a)	171,258	$5,266,184
Olaplex Holdings, Inc.*	96,300	2,359,350
Thorne HealthTech, Inc.*(a)	88,620	766,563
		8,392,097
Pharmaceuticals — 1.8%
Arvinas, Inc.*	58,998	4,848,456
Atea Pharmaceuticals, Inc.*(a)	32,660	1,145,060
Collegium Pharmaceutical, Inc.*	117,318	2,315,857
Ocular Therapeutix, Inc.*	166,531	1,665,310
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	52,655	5,297,619
Revance Therapeutics, Inc.*(a)	100,841	2,809,430
		18,081,732
Professional Services — 1.7%
First Advantage Corp.*	189,538	3,610,699
Sterling Check Corp.*(a)	199,690	5,183,952
TriNet Group, Inc.*	85,113	8,049,988
		16,844,639
Semiconductors & Semiconductor Equipment — 7.6%
Brooks Automation, Inc.	80,362	8,225,051
Cohu, Inc.*	156,639	5,003,050
Diodes, Inc.*	62,174	5,632,343
FormFactor, Inc.*	69,264	2,585,625
Lattice Semiconductor Corp.*	159,667	10,322,472
MACOM Technology Solutions Holdings, Inc.*	178,182	11,558,666
MaxLinear, Inc.*	161,722	7,964,808
Onto Innovation, Inc.*	80,787	5,836,861
Semtech Corp.*	82,636	6,443,129
SkyWater Technology, Inc.*(a)	116,556	3,170,323
Universal Display Corp.	44,448	7,598,830
		74,341,158
Software — 8.8%
Alteryx, Inc. (Class A Stock)*	42,328	3,094,177
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	102,000	2,612,220
EngageSmart, Inc.*(a)	27,200	926,432
Everbridge, Inc.*(a)	30,329	4,580,892
ForgeRock, Inc. (Class A Stock)*(a)	76,500	2,978,145
Freshworks, Inc. (Class A Stock)*(a)	31,600	1,349,004
Jamf Holding Corp.*(a)	241,907	9,318,258
LivePerson, Inc.*(a)	70,476	4,154,560
Model N, Inc.*(a)	131,208	4,395,468
Ping Identity Holding Corp.*(a)	111,317	2,735,059
Q2 Holdings, Inc.*	38,770	3,107,028
Rapid7, Inc.*(a)	179,017	20,232,501
Sailpoint Technologies Holdings, Inc.*	120,766	5,178,446
Sumo Logic, Inc.*(a)	106,811	1,721,793
Tenable Holdings, Inc.*	119,972	5,535,508
Varonis Systems, Inc.*(a)	161,753	9,842,670
Vonage Holdings Corp.*(a)	281,225	4,533,347
		86,295,508
	Shares	Value
Common Stocks (continued)
Specialty Retail — 3.8%
Children’s Place, Inc. (The)*(a)	93,466	$7,034,251
Dick’s Sporting Goods, Inc.(a)	54,730	6,555,012
Five Below, Inc.*	23,354	4,129,221
National Vision Holdings, Inc.*(a)	262,530	14,903,828
Petco Health & Wellness Co., Inc.*(a)	144,696	3,053,086
Tilly’s, Inc. (Class A Stock)	124,108	1,738,753
		37,414,151
Technology Hardware, Storage & Peripherals — 1.0%
Pure Storage, Inc. (Class A Stock)*	255,142	6,419,373
Super Micro Computer, Inc.*	102,295	3,740,928
		10,160,301
Textiles, Apparel & Luxury Goods — 0.9%
PVH Corp.*	43,374	4,458,413
Tapestry, Inc.	111,877	4,141,687
		8,600,100
Thrifts & Mortgage Finance — 0.3%
Essent Group Ltd.	57,487	2,530,003
Trading Companies & Distributors — 2.1%
Boise Cascade Co.	101,623	5,485,610
H&E Equipment Services, Inc.	45,337	1,573,647
Herc Holdings, Inc.*	84,071	13,742,246
		20,801,503

Total Long-Term Investments (cost $692,454,147)		964,985,315
Short-Term Investments — 24.4%
Affiliated Mutual Funds — 23.9%
PGIM Core Ultra Short Bond Fund(wa)	13,941,134	13,941,134
PGIM Institutional Money Market Fund (cost $221,353,633; includes $221,344,155 of cash collateral for securities on loan)(b)(wa)	221,486,525	221,353,633

Total Affiliated Mutual Funds (cost $235,294,767)		235,294,767
Unaffiliated Fund — 0.5%
BlackRock Liquidity FedFund, (Institutional Shares)	4,841,248	4,841,248
(cost $4,841,248)

Total Short-Term Investments (cost $240,136,015)		240,136,015

TOTAL INVESTMENTS—122.6% (cost $932,590,162)		1,205,121,330

Liabilities in excess of other assets — (22.6)%		(221,991,124)

Net Assets — 100.0%		$983,130,206

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

A3

AST SMALL-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $214,566,308; cash collateral of $221,344,155 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4